Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share
Earnings per share

33 Earnings per share

Basic earnings per ordinary share are calculated by dividing net profit for the period attributable to Eni’s shareholders by the weighted average number of ordinary shares issued and outstanding during the period, excluding treasury shares.

The average number of ordinary shares used for the calculation of the basic earnings per share in 2019 was 3,592,249,603 (3,601,140,133 in 2018 and 2017).

Diluted earnings per share are calculated by dividing the net profit of the period attributable to Eni’s shareholders by the weighted average number of shares fully-diluted, excluding treasury shares, and including the number of potential shares to be issued in connection with stock-based compensation plans.

As of December 31, 2019, the shares that could be potentially issued related the estimation of new shares that will vest in connection with the 2017-2019 long-term monetary incentive plan.

Reconciliation of the weighted average number of shares used for the calculation for both basic and diluted earnings per share was as follows:

		2019	2018	2017
Weighted average number of shares used for basic earnings per share		3,592,249,603	3,601,140,133	3,601,140,133
Potential shares to be issued for ILT incentive plan		2,251,406	2,782,584	1,691,413
Weighted average number of shares used for diluted earnings per share		3,594,501,009	3,603,922,717	3,602,831,546
Eni’s net profit	(€ million)	148	4,126	3,374
Basic earnings per share	(€ per share)	0.04	1.15	0.94
Diluted earnings per share	(€ per share)	0.04	1.15	0.94